RELATED PARTY TRANSACTIONS - Other Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Net income (expense from transactions with related party	$ 803	$ 39,615	$ 150,777
Amount due from (to) related party	2,048	895
Voyage, charterhire expenses and commission expenses	(108,926)	(121,290)	(96,860)
Voyage, charterhire and commission expenses (including expenses from collaborative arrangement)	(12,634)	(38,841)	(105,826)
The Cool Pool
Related Party Transaction [Line Items]
Time and voyage charter revenues		43,332	177,139
Voyage, charterhire expenses and commission expenses		(8,092)	(16,717)
Collaborative Arrangement
Related Party Transaction [Line Items]
Time and voyage charter revenues		23,359	73,931
Voyage, charterhire and commission expenses (including expenses from collaborative arrangement)	0	(18,933)	(83,201)
The Cool Pool
Related Party Transaction [Line Items]
Net income (expense from transactions with related party	0	39,666	151,152
The Cool Pool | The Cool Pool
Related Party Transaction [Line Items]
Net income (expense from transactions with related party		39,666	151,152
Magni Partners
Related Party Transaction [Line Items]
Net income (expense from transactions with related party	(606)	(858)	(375)
Amount due from (to) related party	81	88
Borr Drilling
Related Party Transaction [Line Items]
Net income (expense from transactions with related party	384	542	0
Amount due from (to) related party	936	542
2020 Bulkers
Related Party Transaction [Line Items]
Net income (expense from transactions with related party	45	265	0
Amount due from (to) related party	51	265
Avenir LNG Limited (“Avenir”)
Related Party Transaction [Line Items]
Net income (expense from transactions with related party	980	0	$ 0
Amount due from (to) related party	$ 980	$ 0